Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Receivables [Line Items]
Trade receivables	$ 54,024	$ 34,152
Less: allowance for doubtful accounts	(6,467)	(4,901)
Net trade receivables	47,557	29,251
Deferred receivables	3,347	5,038
Government grant receivable (Note 28)	20,697	2,457
Other receivables	6,688	4,502
Trade and other receivables	$ 78,289	$ 41,248